SCHEDULE OF COMPONENTS OF TRADE RECEIVABLES AGING (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 5,492	$ 5,773
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	4,879
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	333
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	19
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 261